Non-Controlling Interest (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of subsidiaries [line items]
Schedule of change in non-controlling interests
	July 31, 2022	July 31, 2021
	$	$
Balance, Beginning of year	1,987	3,379
Non-controlling interest acquired on business combination	-	(1,340)
Partnership contributions	2,308	81
Share of comprehensive loss for the period	(6,017)	(133)
Loss of control	1,722	-
Balance, End of year	-	1,987

Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Schedule of information relating to subsidiary
	July 31, 2022	July 31, 2021
	$	$
Current assets	-	-
Non-current assets	-	8,651
Current liabilities	-	-
Non-current liabilities	-	-
Impairment	(4,504)	-
Non-controlling interest (%)	40%	40%
Non-controlling interest	-	3,460